Loan from Third Party (Details) - Third party [Member] - USD ($)		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Loan from Third Party [Line Items]
Loan term		1 year
Loan maturity date		Feb. 28, 2027
Commercial Loan [Member]
Loan from Third Party [Line Items]
Loan amount	$ 350,000
Annual interest rate	1.00%